Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 286,649	$ 171,160	$ 73,256
Short-term investments	224,621	118,955	102,556
Accounts and other receivables		0	27,000
Prepaid expenses and other current assets	7,171	6,487	5,110
Total current assets	518,441	296,602	207,922
Property and equipment, net	13,967	14,755	14,449
Intangible assets	32,334	0
Operating lease right of use assets	25,961	26,531	0
Restricted cash	730	730	730
Other non-current assets	1,494	1,669	3,247
TOTAL ASSETS	592,927	340,287	226,348
CURRENT LIABILITIES
Accounts payable	8,709	8,010	8,434
Accruals and other current liabilities	16,178	18,636	14,948
Deferred revenue, current portion	10,079	7,911	8,588
Operating lease liabilities, current portion	3,627	3,470	0
Derivative liability, current	3,042	2,952	0
Total current liabilities	41,635	40,979	31,970
Convertible senior notes	171,305	0
Deferred revenue, net of current portion	46,722	47,948	42,684
Operating lease liabilities, net of current portion	24,890	25,870	0
Deferred rent			3,319
Derivative liability, non-current		0	2,753
TOTAL LIABILITIES	284,552	114,797	80,726
Commitments and Contingencies
STOCKHOLDERS’ EQUITY
Convertible preferred stock, value	0	0	0
Common stock, value	57	52	37
Additional paid-in capital	1,213,931	1,069,639	830,368
Accumulated other comprehensive income (loss)	524	3	(8)
Accumulated deficit	(906,137)	(844,204)	(684,775)
TOTAL STOCKHOLDERS’ EQUITY	308,375	225,490	145,622
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 592,927	$ 340,287	$ 226,348